Note 9 - Goodwill and Other Intangible Assets (Details) - Goodwill Carrying Amount (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Balance	$ 45,260	$ 261,056	$ 295,132
Foreign currency translation	(13,067)	(34,076)
Goodwill impairment	(202,729)
Canadian Segment [Member]
Goodwill [Line Items]
Balance	45,260	49,485	51,594
Foreign currency translation	(4,225)	(2,109)
Australian Segment [Member]
Goodwill [Line Items]
Balance		194,939	226,906
Foreign currency translation	(8,842)	(31,967)
Goodwill impairment	(186,097)
U.S. Segment [Member]
Goodwill [Line Items]
Balance		16,632	16,632
Goodwill impairment	$ (16,632)